Mortgage Loans on Real Estate (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Mortgage Loans on Real Estate
Prior Liens	$ 26,468
Face Amount of Mortgages	86,058
Carrying Amount of Mortgages	63,934
Principal Amount of Loans Subject to Delinquent Principal or Interest	6,244
Reconciliation of mortgage loans:
Balance at beginning of year	109,283	74,517	137,292
Additions:
New mortgage loans	11,286	73,439	9,456
Total additions	11,286	73,439	9,456
Deductions:
Collections of principal	(50,579)	(10,540)	(54,696)
Conversions of real property	(4,000)	(10,070)	0
Charge-offs	0	(18,063)	(17,535)
Total deductions	(56,635)	(38,673)	(72,231)
Balance at end of year	63,934	109,283	74,517
8.42 % First mortgage relating to one hospital in California Interest Rate One [Member]
Mortgage Loans on Real Estate
Interest Rate	8.42%
Final Maturity Date	Dec. 01, 2017
Periodic Payment Terms	$122,722
Prior Liens	0
Face Amount of Mortgages	17,500
Carrying Amount of Mortgages	17,500
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
9.89 % First Mortgage Relating To one Hospital In California Interest Rate Two [Member]
Mortgage Loans on Real Estate
Interest Rate	9.89%
Final Maturity Date	Jun. 01, 2020
Periodic Payment Terms	$153,140
Prior Liens	0
Face Amount of Mortgages	17,500
Carrying Amount of Mortgages	13,906
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
7.86 % First mortgage relating to one senior housing facility in North Carolina Interest Rate Two [Member]
Mortgage Loans on Real Estate
Interest Rate	7.86%
Final Maturity Date	Apr. 30, 2015
Periodic Payment Terms	$51,384
Prior Liens	0
Face Amount of Mortgages	7,000
Carrying Amount of Mortgages	6,637
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
6.50 % First mortgage relating to one medical office building in Georgia [Member]
Mortgage Loans on Real Estate
Interest Rate	6.50%
Final Maturity Date	Oct. 01, 2014
Periodic Payment Terms	$38,556
Prior Liens	0
Face Amount of Mortgages	6,100
Carrying Amount of Mortgages	6,083
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
9.63 % First mortgage relating to one hospital in California Interest Rate Year Three [Member]
Mortgage Loans on Real Estate
Interest Rate	9.63%
Final Maturity Date	Jan. 14, 2014
Periodic Payment Terms	$156,038
Prior Liens	0
Face Amount of Mortgages	8,045
Carrying Amount of Mortgages	1,834
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
3.55 % First mortgage relating to one senior housing facility in Arizona In year One [member]
Mortgage Loans on Real Estate
Interest Rate	3.55%
Final Maturity Date	Jan. 01, 2013
Periodic Payment Terms	$12,511
Prior Liens	0
Face Amount of Mortgages	4,500
Carrying Amount of Mortgages	4,151
Principal Amount of Loans Subject to Delinquent Principal or Interest	4,151
10.00% First mortgage relating to one senior housing facility in Texas [Member]
Mortgage Loans on Real Estate
Interest Rate	10.00%
Final Maturity Date	Sep. 01, 2012
Periodic Payment Terms	$21,957
Prior Liens	0
Face Amount of Mortgages	2,635
Carrying Amount of Mortgages	2,635
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
Two first mortgages relating to one medical office building in Georgia and one senior housing facility in Massachusetts Minimum [Member]
Mortgage Loans on Real Estate
Interest Rate	8.11%
Final Maturity Date	Jan. 01, 2012
Periodic Payment Terms	From $773 to $2,000
Prior Liens	0
Face Amount of Mortgages	1,000
Carrying Amount of Mortgages	316
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
Two first mortgages relating to one medical office building in Georgia and one senior housing facility in Massachusetts Maximum [Member]
Mortgage Loans on Real Estate
Interest Rate	12.00%
Final Maturity Date	Oct. 01, 2014
9.48 % Second mortgage relating to one hospital in California Interest Rate Year One [Member]
Mortgage Loans on Real Estate
Interest Rate	9.48%
Final Maturity Date	Oct. 31, 2013
Periodic Payment Terms	$138,048
Prior Liens	13,906
Face Amount of Mortgages	13,000
Carrying Amount of Mortgages	2,778
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
15.21 % Second mortgage relating to one senior housing facility in Wisconsin Interst Rate Year One [Member]
Mortgage Loans on Real Estate
Interest Rate	15.21%
Final Maturity Date	Jan. 15, 2015
Periodic Payment Terms	$41,250
Prior Liens	7,792
Face Amount of Mortgages	3,300
Carrying Amount of Mortgages	3,300
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
12.17% Second mortgage relating to one senior housing facility in New Hampshire [Member]
Mortgage Loans on Real Estate
Interest Rate	12.17%
Final Maturity Date	Oct. 01, 2016
Periodic Payment Terms	$13,945
Prior Liens	670
Face Amount of Mortgages	3,235
Carrying Amount of Mortgages	2,701
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
12.17% Second mortgage relating to one hospital in massachusetts [Member]
Mortgage Loans on Real Estate
Interest Rate	12.17%
Final Maturity Date	Jun. 30, 2010
Periodic Payment Terms	$16,900
Prior Liens	4,100
Face Amount of Mortgages	2,243
Carrying Amount of Mortgages	2,093
Principal Amount of Loans Subject to Delinquent Principal or Interest	$ 2,093